Related Party Transactions (Details) - Schedule of accounts receivable from related parties - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounts receivable – related party
Total accounts receivable from related party	$ 86,219	$ 93,589
Hunyuan Baiyang Food Co., Ltd. [Member]
Accounts receivable – related party
Total accounts receivable from related party	38,146	40,088
Bei Qi Yin Jian Yi Le (Haikou) Smart Move Science Technology Co., Ltd. [Member]
Accounts receivable – related party
Total accounts receivable from related party	48,073	50,520
Q Green Techcon Private Limited [Member]
Accounts receivable – related party
Total accounts receivable from related party		$ 2,981